Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share
Earnings Per Share

18.  Earnings Per Share

	Years Ended December 31,
($ in millions, except per share amounts; shares in thousands)	2017	2016	2015

Net earnings attributable to Ball Corporation	$374	$263	$281

Basic weighted average common shares (a)	350,269	316,542	274,600
Effect of dilutive securities (a)	6,716	6,342	7,368
Weighted average shares applicable to diluted earnings per share (a)	356,985	322,884	281,968

Per basic share (a)	$1.07	$0.83	$1.02
Per diluted share (a)	$1.05	$0.81	$1.00
(a)	Amounts have been retrospectively adjusted for the two-for-one stock split that was effective on May 16, 2017.

Certain outstanding options and SSARs were excluded from the diluted earnings per share calculation because they were anti-dilutive (i.e., the sum of the proceeds, including the unrecognized compensation and windfall tax benefits, exceeded the average closing stock price for the period). The options and SSARs excluded totaled approximately 2 million in each of 2017, 2016 and 2015.